Basis of preparation (Tables)	6 Months Ended
Sep. 30, 2024
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation

	Increase/(decrease)
	2024	2023
Impact on the consolidated income statement for the six months ended 30 September	€m	€m
Revenue	5	35
Operating profit[1]	(154)	(5)
Profit for the financial period[1]	(225)	(140)

	Increase/(decrease)
	30 September	31 March
	2024	2024
Impact on the consolidated statement of financial position	€m	€m
Net assets	907	981
Equity attributable to owners of the parent	872	913
Non-controlling interests	35	68

Note:

1.Includes €31 million gain on the net monetary assets/liabilities (Six months ended 30 September 2023: €360 million gain).